Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Text Block]

15.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A minimum of up to $1,000,000,000 of liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by the Protection and Indemnity (P&I) Club insurance.

Rental expense for the years ended December 31, 2011, 2010 and 2009 was $1,164, $1,351 and $726, respectively (see Note 3(d)).  Fixed future minimum rent commitments as of December 31, 2011, based on a Euro/U.S. dollar exchange rate of €1.00:$1.2961 and on a U.S. dollar/Hong Kong dollar exchange rate of $1.00:HK$7.7674, were as follows:

Rental commitments
2012	550
2013	455
2014	65
Total	1,070

Future minimum rental receipts, based on vessels committed to non-cancelable long-term time charter contracts, assuming earliest redelivery, including off hire days due to any scheduled dry-docking and a 98.6% unscheduled off hire rate (operating days divided by available days), net of commissions, will be:

Future minimum contractual charter revenue
2012	40,790
2013	4,710
Total	45,500